Government funding (Tables)	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Government Grants and Investment Tax Credits

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Research and development expenses, gross	2,694,999	2,809,537	3,134,468
Less: Government grants	(32,427)	(2,032,869)	(629,346)
Less: Investment tax credits	—	—	(393,464)

Research and development expenses, net	2,662,572	776,668	2,111,658